Schedule of maturities lease payments (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Operating Lease Obligation
2026		$ 60
Total future lease payment		60
Amount representing interest		(1)
Present value of operating lease liabilities	$ 46	59	$ 135
Less: current portion	(46)	(59)	(76)
Non-current portion			$ 59